Financial Instruments - Fair Value Measurements (Details) - Schedule of Model Valuation Assumtions	Mar. 31, 2024
Remaining term (years) [Member]
Schedule of Model Valuation Assumtions [Line Items]
Derivative financial instrument atalaya note	4.75
Volatility [Member]
Schedule of Model Valuation Assumtions [Line Items]
Derivative financial instrument atalaya note	80	[1]
Risk-free rate [Member]
Schedule of Model Valuation Assumtions [Line Items]
Derivative financial instrument atalaya note	4.9	[2]
Convertion price [Member]
Schedule of Model Valuation Assumtions [Line Items]
Derivative financial instrument atalaya note	1,000	[3]
Fair value per share [Member]
Schedule of Model Valuation Assumtions [Line Items]
Derivative financial instrument atalaya note	60	[4]

[1]	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
[2]	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.
[3]	Conversion Price prior to Reverse Stock Split was $10
[4]	Fair Value per share prior to Reverse Stock Split was $0.6